Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current Assets
Cash At Bank	$ 672	$ 830
Other Receivables	10	13
Inventory	34	34
Security Deposit	28	28
Prepaid Expenses And Other Current Assets	146	132
Total Current Assets	890	1,037
Non-current Assets
Property And Equipment	19	22
Operating Lease Right-of-use Asset, Net	329	384
Total Assets	1,238	1,443
Current Liabilities
Accounts Payable And Accrued Liabilities	2,289	1,558
Operating Lease Liability Due Within One Year	231	228
Total Current Liabilities	2,520	1,786
Long Term Operating Lease Liability	108	163
Total Liabilities	2,628	1,949
Equity
Share Capital - Unlimited Authorized Shares At No Par Value 90,280 And 85,546 Shares Outstanding At March 31, 2022 And December 31, 2021, Respectively	170,915	165,061
Share Capital Subscription Receivable	(2,489)	(589)
Additional Paid-in Capital	27,832	27,584
Accumulated Deficit	(197,648)	(192,562)
Total Stockholders' equity	(1,390)	(506)
Total Liabilities And Stockholders' Equity	$ 1,238	$ 1,443